General (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 27, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
General (Textual)
Net loss		$ (1,214)	$ (1,863)	$ (3,262)	$ (2,499)	$ (6,244)
Operating Activities				3,500
Accumulated deficit		$ (41,651)	$ (34,644)	$ (41,651)	$ (34,644)	$ (38,389)
Initial public offering	$ 13,700
Ordinary shares				40
Ownership interest, percentage				27.00%